SHAREHOLDERS' EQUITY - Schedule of Stock Option Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	59.91%	52.75%	48.91%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum		59.08%	52.22%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	4.11%	1.81%	0.44%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum		4.34%	1.22%
Share-based Payment Arrangement, Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		4 years 11 months 4 days	4 years 10 months 6 days
Share-based Payment Arrangement, Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		5 years 10 days	4 years 10 months 28 days
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	50.40%	65.00%	56.94%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	67.14%	77.20%	59.23%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 months	6 months	6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	5.17%	0.60%	0.06%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	5.47%	3.34%	0.07%